Leases-Lessor	12 Months Ended
Mar. 31, 2012
Leases-Lessor

(11) Leases—Lessor

Advantest provides leases that enable its customers to use semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Machinery and equipment	¥6,577	8,406
Less accumulated depreciation	4,640	4,841

	¥1,937	3,565

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2012 is as follows:

Year ending March 31	Yen (Millions)
2013	¥1,880
2014	1,049
2015	482
2016	312
2017	79
Thereafter	19

Total minimum lease income	¥3,821